SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Number of Share Options Outstanding and Share Option Transactions

	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant date	April 24, 2020	September 14, 2020	November 11, 2020
Tranche 1	150,000 of the options are exercisable on April 6, 2021 at the earliest, at a subscription price of NOK 35 per share	75,000 of the options are exercisable on September 4, 2021 at the earliest, at a Subscription Price of NOK 32 per share	75,000 of the options are exercisable on December 1, 2021 at the earliest, at a Subscription Price of NOK 33 per share
Tranche 2	150,000 of the options are exercisable on April 6, 2022 at the earliest, at a Subscription Price of NOK 52.50 per share	75,000 of the options are exercisable on September 4, 2022 at the earliest, at a Subscription Price of NOK 48 per share	75,000 of the options are exercisable on December 1, 2022 at the earliest, at a Subscription Price of NOK 49.50 per share
Tranche 3	250,000 of the options are exercisable on April 6, 2023 at the earliest, at a Subscription Price of NOK 70.00 per share	125,000 of the options are exercisable on September 4, 2023 at the earliest, at a Subscription Price of NOK 64 per share	125,000 of the options are exercisable on December 1, 2023 at the earliest, at a Subscription Price of NOK 66 per share
Summary of assumptions for share options given in accordance with the terms of the Company's share option scheme from 2016:

	2016 Grant	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant Date	November 10, 2016	April 24, 2020	September 14, 2020	November 11, 2020
Expected Term (1)	5 years	5 years	5 years	5 years
Expected Volatility (2)	71%	61%	62%	61%
Expected Dividends (3)	Nil	Nil	Nil	Nil
Dilution Adjustment (4)	No	No	No	No
Risk-free Rate (5)	1.55%	0.27%	0.27%	0.4%
Expected Forfeitures (6)	Nil	Nil	Nil	Nil
The following table summarizes the option activity for the year ended December 31, 2021 and 2020:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Exercisable as of December 31, 2019	150,000	240,000	$3.43	$2.47
Outstanding as of December 31, 2019 - Unvested	—	—	—	—
Total Outstanding as of December 31, 2019	150,000	240,000	$3.43	$2.47
Granted during 2020	1,100,000	1,100,000	$5.48	$1.48
Exercised during 2020	50,000	50,000	$3.38	$2.47
Forfeited during 2020	—	—	—	—
Exercisable as of December 31, 2020	100,000	190,000	$3.38	$2.47
Outstanding as of December 31, 2020 - Unvested	1,100,000	1,100,000	$5.48	$1.48
Total Outstanding as of December 31, 2020	1,200,000	1,290,000	$5.17	$1.63
Granted during 2021	—	—	—	—
Exercised during 2021	100,000	190,000	$3.35	$2.47
Forfeited during 2021	—	—	—	—
Exercisable as of December 31, 2021	300,000	300,000	$3.80	$2.06
Outstanding as of December 31, 2021 - Unvested	800,000	800,000	$6.88	$1.65
Total Outstanding as of December 31, 2021	1,100,000	1,100,000	$6.04	$1.76
As of December 31, 2021 and 2020, outstanding vested options amounted to 300,000 and 190,000, respectively.
The following table summarizes certain information about the options outstanding as of December 31, 2021 and 2020:

	Options Outstanding and Unvested, December 31, 2021			Options Outstanding and Exercisable, December 31, 2021
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$6.88	800,000	$6.88	3.55	300,000	$3.80	3.55

	Options Outstanding and Unvested, December 31, 2020			Options Outstanding and Exercisable, December 31, 2020
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$5.48	1,100,000	$5.48	4.55	190,000	$3.38	0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of all share options listed above was calculated based on the Black-Scholes method. The significant assumptions used to estimate the fair value of the share options are set out below:

•Expected Term (1)
Given that the exercise price is adjustable for any distribution of dividends made before the relevant options are exercised and that most of the grants is given to top management, we expect that it is reasonable for holders of the granted options to avoid early exercise of the options. As a result, we assumed that the expected term of the options is their contractual term.

•Expected Volatility (2)	We used the historical volatility of the common shares to estimate the volatility of the prices of the shares underlying the share options.
•Expected dividends (3)
For all share options granted the share options exercise price is adjustable for distribution of dividend before the share options are exercised. Therefore, dividend protection features are incorporated to option pricing model by using a zero-dividend yield assumption.

•Dilution Adjustment (4)	The number of share options is considered immaterial as compared to the number of shares outstanding and no dilution adjustment was incorporated in the valuation model.
•Risk-free Rate (5)
We used the five-year US Government bond risk-free yield-to-maturity rate of as of respective grant date as an estimate for the risk-free rate to match the expected contractual term of the share options.

•Expected Forfeitures (6)	We expect that there will be no or very limited forfeitures of non-vested shares options during the terms. This is in line with our historical experience.